Related party transactions - Summary of related party transaction outstanding (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Amounts owed by related parties
Amounts receivable, related party transactions	£ 66.9	£ 175.0
Amounts owed to related parties
Amounts payable, related party transactions	(41.6)	(86.1)
Kantar [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	39.0	87.5
Amounts owed to related parties
Amounts payable, related party transactions	(5.6)	(36.5)
Other [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	27.9	87.5
Amounts owed to related parties
Amounts payable, related party transactions	£ (36.0)	£ (49.6)